Dividends (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Dividends Paid and Proposed

	2019 cents per share	2018 cents per share	2017 cents per share	2019 $m	2018 $m	2017 $m
Paid during the year:

Final (declared for previous year)	78.1	71.0	64.0	139	130	127

Interim	39.9	36.3	33.0	72	69	62

Special (note 29)	262.1	—	202.5	510	—	404

	380.1	107.3	299.5	721	199	593

Proposed (not recognised as a liability at 31 December):

Final	85.9	78.1	71 .0	156	141	135